Trade and other payables (Details) R in Millions	Jun. 30, 2019 ZAR (R) Counterparty	Jun. 30, 2018 ZAR (R)
Trade and other payables.
Trade payables	R 15,749	R 13,510
Capital project related payables	9,088	9,780
Accrued expenses	3,340	3,062
Related party payables	324	166
third parties	189	33
equity accounted investments	135	133
Trade payables	28,501	26,518
Other payables	6,282	6,188
Duties payable to revenue authorities	4,450	4,267
Value added tax	233	177
Trade and other payables	R 39,466	R 37,150
Number of vendors representing more than ten percent of trade payables | Counterparty	0